Government grants (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Government Grants Recognized	$ 465,590	$ 350,687	$ 0
CEWS
Government Grants Recognized	226,607	292,161	0
CERS
Government Grants Recognized	188,983	58,526	0
NRC IRAP
Government Grants Recognized	$ 50,000	$ 0	$ 0